Consolidated Statements of Operations Information - Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations Information
Royalty, goods and products and services	$ 52,218	$ 60,201	$ 48,441
Interest	3,712	405	531
Dividends	268	244	0
Gain on securities, net		0	758
Other, including medical and real estate sectors	7,491	10,441	9,702
Revenue	$ 63,689	$ 71,291	$ 59,432